Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2011
Allowance For Doubtful Accounts Disclosure [Abstract]
Allowance For Doubtful Accounts Disclosure [Text Block]

7. Allowance for Doubtful Accounts

The following table illustrates the movement in the Company's allowance for doubtful accounts for the years ended December 31, 2011 and 2010.

	December 31
	2011	2010

Balance, beginning of the year	$5,603	$4,058
Additions to the allowance for doubtful accounts, during the year	4,643	5,820
Written-off, uncollectible, during the year	(5,463)	(4,880)
Recoveries, during the year	503	498
Foreign currency translation adjustment, during the year	(36)	107
Balance, end of year	$5,250	$5,603